Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 1,121	$ 160	¥ 4,144	¥ 5,637
Impairment loss of intangible assets			¥ 20,488
Amortization expense for the next three years	¥ 1,104
Minimum [Member]
Intangible Assets, Net [Line Items]
Amortization periods	5 years
Maximum [Member]
Intangible Assets, Net [Line Items]
Amortization periods	20 years